Cash and cash equivalents (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents
Restrictions on cash and cash equivalents	$ 0	$ 0
Cash	10,104,899	34,431
Guaranteed investment certificates	8,000,000
Cash and cash equivalents	$ 18,104,899	$ 34,431	$ 644,981